Adjustments Reconciling Profit After Tax to Operating Cash Flows - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) [abstract]
Total profit after tax from continuing operations	£ 4,921	£ 3,516	£ 5,103
Tax on profits	707	83	67
Share of after-tax profits of associates and joint ventures	2	(33)	(33)
Finance expense net of finance income	803	755	842
Depreciation	1,061	1,034	1,004
Amortisation of intangible assets	1,086	1,088	1,046
Impairment and assets written off	481	529	684
Profit on sale of businesses	(36)	(47)	(2,815)
Profit on sale of intangible assets	(185)	(539)	(279)
Loss on sale of investments in associates	0	36
Profit on sale of equity investments	(1)	(8)	(69)
Changes in working capital:
Decrease/(increase)in inventories	(269)	51	100
Increase in trade receivables	(158)	(780)	(279)
Increase in trade payables	494	229	132
(Increase) in other receivables	(458)	(382)	(349)
Contingent consideration paid (see Note 0)	(1,058)	(742)	(765)
Other non-cash increase in contingent consideration liabilities	1,628	1,063	1,275
Increase in other payables	(5)	1,505	885
Increase/(decrease) in pension and other provisions	(962)	(299)	428
Share-based incentive plans	346	343	337
Fair value adjustments	(283)	(31)	373
Other	(170)	(122)	(13)
Operating cash flow from continuing operations	7,944	7,249	7,674
Operating cash flow from discontinued operations	932	1,994	2,422
Total cash generated from operations	£ 8,876	£ 9,243	£ 10,096